Description of the Business	12 Months Ended
Mar. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Description of the Business	Description of the Business
Business
Dynatrace, Inc. (“Dynatrace”, or the “Company”) offers a software intelligence platform, purpose-built for multi-cloud environments. As enterprises embrace the cloud to effect their digital transformation, the Company’s all-in-one intelligence platform is designed to address the growing complexity faced by technology and digital business teams. The Company’s platform does so by utilizing artificial intelligence at its core and continuous automation to provide answers, not just data, about the performance of applications, the underlying hybrid cloud infrastructure, and the experience of its customers’ users. The Company designed its software intelligence platform to allow its customers to modernize and automate IT operations, develop and release high quality software faster, and improve user experiences for better business outcomes.
Thoma Bravo (“TB”), a private equity investment firm, completed its acquisition of Compuware Corporation on December 15, 2014. Following the acquisition, Compuware Corporation was restructured following which Compuware Parent, LLC became the owner of Dynatrace Holding Corporation (“DHC”), under which the Compuware and Dynatrace businesses were separated, establishing Dynatrace as a standalone business. Following the corporate reorganization described below, Dynatrace became wholly owned by Dynatrace, Inc. (formerly Dynatrace Holdings LLC).
Fiscal Year
The Company’s fiscal year ends on March 31. References to Fiscal 2020, for example, refer to the fiscal year ended March 31, 2020